SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal		$ 25,642,957	$ 5,228,418
Less: accumulated depreciation		7,427,209	2,185,146
Property and equipment, net		18,215,748	3,043,272
Mining Machines [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	20,298,900
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal		4,128,007	3,976,224
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		569,462	620,261
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal		427,748	404,188
Vehicles and Canteen Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 218,840	$ 227,745

[1]	As of December 31, 2025, the Group pledged all of its mining machines as collateral under its debt arrangements with Antalpha Digital Pte. Ltd., to maintain compliance with the loan-to-value ratio requirements (refer to Note 12).